PIMCO Emerging Markets Local Currency and Bond Fund Expense Example - PIMCO Emerging Markets Local Currency and Bond Fund	Oct. 01, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 163
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,900
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	2,009
I-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	562
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	2,112
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	570
Expense Example, with Redemption, 3 Years	979
Expense Example, with Redemption, 5 Years	1,412
Expense Example, with Redemption, 10 Years	2,615
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	378
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,454
Expense Example, with Redemption, 10 Years	$ 2,900